Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Schedule of related party loans

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2012	2011
Balance, beginning of year	$6,254	$6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Balance, end of year	$5,836	$6,254